Lord Abbett  Investment Trust

 Core Fixed Income Series  Strategic Core Fixed Income Series            Class Y

                   SEMI-ANNUAL REPORT FOR THE SIX MONTHS ENDED MAY 31, 1999

[LOGO]

A Note About Year 2000 Matters

As you may know, there has been extensive media coverage about possible problems that may arise as a result of uncertainties about the ability of computers to "understand" dates using the year 2000. Potentially, these problems could disrupt the services and systems that the Fund relies on in its daily operations.

As a general matter, we believe the financial industry has taken a leadership role addressing year 2000 (Y2K) issues and this should help to inspire confidence among concerned investors. More specifically, Lord Abbett, Lord Abbett Distributor LLC and the Fund's transfer agent, custodian and other providers of services critical to the Fund have been actively working on reviewing and replacing or updating computer systems and computer-to-computer interfaces, as needed. Each has completed or is in the process of testing new or revised systems and interfaces and generally expects that their systems, as well as those of their key external service providers, will be ready to handle Y2K without significant problems. Furthermore, the Fund has been routinely taking each company's Y2K preparations into account when considering or reviewing investments.

In summary, while the Y2K problem is unprecedented and we cannot completely eliminate the possibility that the Fund could be affected in some way, we are confident that all parties involved are taking appropriate steps to resolve Y2K concerns.

Statement of Net Assets
Investment Trust - Core Fixed Income Series May 31, 1999

                                                                                           Principal
                   Investments                                                              Amount                    Value
------------------------------------------------------------------------------------------------------------------------------------
 Investments in Securities      118.54%
------------------------------------------------------------------------------------------------------------------------------------
 U. S. Treasury Obligations     23.00%
------------------------------------------------------------------------------------------------------------------------------------
        U. S. Treasury Bond  8 3/4% due 5/15/2017                                        $      25,000           $      32,086
        ----------------------------------------------------------------------------------------------------------------------------
        U. S. Treasury Note 6 1/4% due 4/30/2001                                             1,067,000               1,082,671
        ----------------------------------------------------------------------------------------------------------------------------
        U. S. Treasury Note 6 5/8% due 5/15/2007                                               246,000                 258,569
        ----------------------------------------------------------------------------------------------------------------------------
        U. S. Treasury Note Inflation Indexed 3 5/8% due 7/15/2002                              57,000                  58,683
        ----------------------------------------------------------------------------------------------------------------------------
        U. S. Treasury Strip due 8/15/2020                                                   1,351,000                 368,569
        ----------------------------------------------------------------------------------------------------------------------------
        Total                                                                                                        1,800,578
====================================================================================================================================
 U. S. Government Agency Debentures        11.92%

        Federal Home Loan Mortgage Corp.     5 1/2% due 5/15/2002                              530,000                 525,031
        ----------------------------------------------------------------------------------------------------------------------------
        Federal National Mortgage Association  5 5/8% due 5/14/2004                            160,000                 157,225
        ----------------------------------------------------------------------------------------------------------------------------
        Federal National Mortgage Association  5 1/4% due 1/15/2009                            270,000                 250,847
        ----------------------------------------------------------------------------------------------------------------------------
        Total                                                                                                          933,103
====================================================================================================================================
 Federal Home Loan Mortgage Corp. Pass-Through Securities           11.63%

        6.5% due 6/16/2029 *                                                                   804,000                 786,537
        ----------------------------------------------------------------------------------------------------------------------------
         7% due 6/16/2029 *                                                                    124,000                 124,252
        ----------------------------------------------------------------------------------------------------------------------------
        Total                                                                                                          910,789
====================================================================================================================================
 Federal National Mortgage Association Residential and Multi-Family Securities        23.18%

        73712   7.235% due 10/1/2003                                                           44,024                  45,262
        ----------------------------------------------------------------------------------------------------------------------------
        73565   7.31% due 7/1/2003                                                             82,938                  85,426
        ----------------------------------------------------------------------------------------------------------------------------
        73576   7.285% due 7/1/2003                                                           136,587                 140,578
        ----------------------------------------------------------------------------------------------------------------------------
        73919   6.8% due 1/1/2004                                                              29,353                  29,729
        ----------------------------------------------------------------------------------------------------------------------------
        375470   6.67% due 1/1/2004                                                            29,575                  29,824
        ----------------------------------------------------------------------------------------------------------------------------
        375064   6.935% due 4/1/2004                                                           29,443                  29,990
        ----------------------------------------------------------------------------------------------------------------------------
        375440   6.86% due 10/1/2004                                                           29,587                  30,077
        ----------------------------------------------------------------------------------------------------------------------------
        375537   6.58% due 11/1/2004                                                           39,395                  39,567
        ----------------------------------------------------------------------------------------------------------------------------
        313497   7.041% due 12/1/2006                                                         184,053                 188,787
        ----------------------------------------------------------------------------------------------------------------------------
        313672   7.024% due 6/1/2007                                                          112,927                 115,902
        ----------------------------------------------------------------------------------------------------------------------------
        313709   6.907% due 6/1/2007                                                          147,507                 150,421
        ----------------------------------------------------------------------------------------------------------------------------
        313744   6.812% Due 10/1/2007                                                         152,252                 154,286
        ----------------------------------------------------------------------------------------------------------------------------
        375456  6 3/4% due 10/1/2007                                                          112,283                 113,383
        ----------------------------------------------------------------------------------------------------------------------------
        6.5% due 6/21/2014 *                                                                  584,000                 581,448
        ----------------------------------------------------------------------------------------------------------------------------
        443388   6% due 10/1/2028                                                              28,346                  26,959
        ----------------------------------------------------------------------------------------------------------------------------
        444588   6% due 10/1/2028                                                              10,913                  10,379
        ----------------------------------------------------------------------------------------------------------------------------
        454285   6% due 2/1/2029                                                               45,544                  43,317
        ----------------------------------------------------------------------------------------------------------------------------
         Total                                                                                                      1,815,335
====================================================================================================================================


                                                                                                    Principal
                  Investments                                                                         Amount         Value
------------------------------------------------------------------------------------------------------------------------------------
Government National Mortgage Association Pass-Through Securities                 11.46%
        780410  7 1/2% due 8/15/2026                                                             $       93,902  $   96,088
        ----------------------------------------------------------------------------------------------------------------------------
        425423  7 1/2% due 5/15/2026                                                                    166,662     170,542
        ----------------------------------------------------------------------------------------------------------------------------
        442347   8% due 4/15/2028                                                                        66,340      68,963
        ----------------------------------------------------------------------------------------------------------------------------
        469628   7% due 10/15/2028                                                                       43,081      43,115
        ----------------------------------------------------------------------------------------------------------------------------
        494253   7% due 12/15/2028                                                                      298,733     300,320
        ----------------------------------------------------------------------------------------------------------------------------
        8% due 6/23/2029*                                                                               210,000     218,204
        ----------------------------------------------------------------------------------------------------------------------------
        Total                                                                                                       897,232
====================================================================================================================================
Collateralized Mortgage Obligations          2.35%

         Federal Home Loan Mortgage Corp. 1616A           5 1/8% due 9/15/2006                           63,890      63,530
        ----------------------------------------------------------------------------------------------------------------------------
         Federal National Mortgage Association       1993-129 D    6.1% due 6/25/2005                    28,532      28,506
        ----------------------------------------------------------------------------------------------------------------------------
         Federal National Mortgage Association       1998-24 QA    6% due 2/18/2009                      46,324      46,338
        ----------------------------------------------------------------------------------------------------------------------------
         Federal National Mortgage Association G94-1 F         5.39% due 1/25/2024                       46,915      45,478
        ----------------------------------------------------------------------------------------------------------------------------
         Total                                                                                                       183,852
====================================================================================================================================
Asset-Backed and Commercial Mortgage-Backed Securities                 32.00%

        Arcadia Auto Receivables Trust      1997-B A3    6.3% due 7/16/2001                              50,627      50,691
        ----------------------------------------------------------------------------------------------------------------------------
        Countrywide Funding Corp        1994-5 A4  6 1/2% due 3/25/2009                                  28,107      28,134
        ----------------------------------------------------------------------------------------------------------------------------
        Capita Equipment Receivables Trust       1996-1 A4    6.28% due 6/15/2000                        46,431      46,533
        ----------------------------------------------------------------------------------------------------------------------------
        Chase Mortgage Finance Corp.        1993-G A1    7% due 4/25/2001                               125,217     126,351
        ----------------------------------------------------------------------------------------------------------------------------
        COMM       1991-1 A2    6.455% due 9/15/2008                                                     70,000      68,644
        ----------------------------------------------------------------------------------------------------------------------------
        Contimortgage Home Equity        1997-3 A4    6.82% due 5/15/2012                               123,848     123,770
        ----------------------------------------------------------------------------------------------------------------------------
        Credit Suisse First Boston    1997-C2 A2     6.52% due 7/17/2007                                105,000     103,720
        ----------------------------------------------------------------------------------------------------------------------------
        INDYMAC Manufactured Housing Contract            1998-1 A2    6.39% due 9/25/2028                50,095      50,165
        ----------------------------------------------------------------------------------------------------------------------------
        DLJ Mortgage Acceptance Corp. 92-12-A2         6 1/2% due 4/25/2024                                  84          84
        ----------------------------------------------------------------------------------------------------------------------------
        DLJ Commercial Mortgage Corp.         1998-CF1 A1B       6.41% due 2/15/2008                     50,000      48,930
        ----------------------------------------------------------------------------------------------------------------------------
        Equicon Home Equity Loan Trust        1993-1A    5.85% due 11/18/2012                            26,805      26,763
        ----------------------------------------------------------------------------------------------------------------------------
        First Union-Lehman Brothers       1998-C2 A2    6.56% due 11/18/2008                             75,000      74,297
        ----------------------------------------------------------------------------------------------------------------------------
        First Union-Lehman Brothers Commercial         1997-C2 A3     6.65% due 12/18/2007              120,000     119,025
        ----------------------------------------------------------------------------------------------------------------------------
        Ford Credit Auto Owner Trust      1998-A A2     5.6% due 7/15/2000                               49,726      49,741
        ----------------------------------------------------------------------------------------------------------------------------
        GE Capital Mortgage Service Inc.       1993-10 A1    5.85% due 9/25/2023                        116,404     116,040
        ----------------------------------------------------------------------------------------------------------------------------
        GE Capital Mortgage Service Inc.       1995-10B1    7% due 10/25/2010                            81,290      80,985
        ----------------------------------------------------------------------------------------------------------------------------
        GMAC Commercial Mortgage Securities Inc           1997-C2 A3     6.566% due 11/15/2007           35,000      34,442
        ----------------------------------------------------------------------------------------------------------------------------
        GMAC Commercial Mortgage Securities Inc           1998-C2 A2    6.42% due 8/15/2008             100,000      98,094
        ----------------------------------------------------------------------------------------------------------------------------
        Green Tree Financial     1995-8 A3    6.35% due 12/15/2026                                       23,717      23,739
        ----------------------------------------------------------------------------------------------------------------------------
        Green Tree Financial     1995-F A4    6.15% due 1/15/2021                                        18,604      18,625
        ----------------------------------------------------------------------------------------------------------------------------
        Harley-Davidson Eaglemark Motorcycle Trust AB 5.81% due 5/15/2002                               120,084     120,122
        ----------------------------------------------------------------------------------------------------------------------------
        Honda Auto Receivables Grant       1997-A A    5.85% due 2/15/2003                               60,103      60,216
        ----------------------------------------------------------------------------------------------------------------------------
        IMC Home Equity Loan Trust        1997-5 A4    6.53% due 6/20/2013                               56,080      56,045
        ----------------------------------------------------------------------------------------------------------------------------
        IMC Home Equity Loan Trust        1998-3 A2    6.27% due 11/20/2013                              23,228      23,206
        ----------------------------------------------------------------------------------------------------------------------------
        LB Commercial Conduit Mortgage Trust         1998-C4 A1B      6.21% due 10/15/2008              160,000     154,250
        ----------------------------------------------------------------------------------------------------------------------------
        Olympic Automobile Receivable Trust        1995-A A   7 7/8% due 7/15/2001                       55,006      55,066
        ----------------------------------------------------------------------------------------------------------------------------
        Olympic Automobile Receivable Trust        1995-C A2    6.2% due 1/15/2002                       18,793      18,828
        ----------------------------------------------------------------------------------------------------------------------------
        PNC Mortgage Securities Corp.       1997-2 A6   7 1/2% due 3/25/2027                             50,000      50,375
        ----------------------------------------------------------------------------------------------------------------------------
        Premier Auto Trust     1996-4 A3    6.2% due 11/6/2000                                           54,323      54,391
        ----------------------------------------------------------------------------------------------------------------------------
        Premier Auto Trust     1998-2 A2    5.77% due 1/6/2002                                           75,000      75,187
        ----------------------------------------------------------------------------------------------------------------------------
        Prudential Home Mortgage Securities       1994-15 A2    6% due 5/25/2024                          5,373       5,363
        ----------------------------------------------------------------------------------------------------------------------------
        Prudential Securities Secured Financing Corp.      1998-C1 A1B       6.506% due 7/15/2008        80,000      78,750
        ----------------------------------------------------------------------------------------------------------------------------
        Sears Credit Account     1996-1 A AB     6.2% due 2/16/2006                                     100,000     100,281
        ----------------------------------------------------------------------------------------------------------------------------
        The Money Store Home Equity         1993-C A1    5.175% due 7/15/2006                            36,082      35,992
        ----------------------------------------------------------------------------------------------------------------------------
        The Money Store Home Equity         1994-C A4    7.8% due 10/15/2021                             78,513      79,126
        ----------------------------------------------------------------------------------------------------------------------------
        Toyota Auto Receivable Grantor Trust      1997-A A     6.45% due 4/15/2002                       14,912      14,991
        ----------------------------------------------------------------------------------------------------------------------------
        Union Acceptance Corp.       1995-C A   6.4% due 10/10/2002                                      76,212      76,164
        ----------------------------------------------------------------------------------------------------------------------------
        Western Financial Owner Trust      1996-A A4     6.15% due 6/1/2001                              59,441      59,599
        ----------------------------------------------------------------------------------------------------------------------------
        Western Financial Owner Trust      1996-D A3     6.05% due 7/20/2001                             69,871      69,959
        ----------------------------------------------------------------------------------------------------------------------------


                                                                                                    Principal
                  Investments                                                                         Amount         Value
------------------------------------------------------------------------------------------------------------------------------------
                   World Omni Auto Lease       1996-A A2     6.55% due 6/25/2002                 $       28,539     $       28,557
                   -----------------------------------------------------------------------------------------------------------------
                   Total                                                                                                 2,505,241
====================================================================================================================================
Corporate Bonds         2.09%

                   Bank One Corp.      8% due 4/29/2027                                                  75,000             81,270
                   -----------------------------------------------------------------------------------------------------------------
                   Dayton Hudson     6 3/4% due 1/1/2028                                                 45,000             42,912
                   -----------------------------------------------------------------------------------------------------------------
                   Harrah's Operating Co., Inc.    7 1/2% due 1/15/2009                                  40,000             39,500
                   -----------------------------------------------------------------------------------------------------------------
                   Total                                                                                                   163,682
====================================================================================================================================
Foreign Bonds        .91%

                   Republic of Chile      6.78% due 4/28/2009                                            40,000             37,887
                   -----------------------------------------------------------------------------------------------------------------
                   Republic Of Korea     8 7/8% due 4/15/2008                                            32,000             33,667
                   -----------------------------------------------------------------------------------------------------------------
                   Total                                                                                                    71,554
                   -----------------------------------------------------------------------------------------------------------------
                   Total Investments in Securities (Cost 9,442,473)                                                      9,281,366
====================================================================================================================================
Other Assets, Less Liabilities      (18.54%)

Short-Term Investments

                   American General Finance       4.9% due 6/1/1999                                     340,000            340,000
                   -----------------------------------------------------------------------------------------------------------------
                   Dow Chemical Co.       4.9% due 6/1/1999                                             110,000            110,000
                   -----------------------------------------------------------------------------------------------------------------
                   Total Short-Term Investments (Cost    $   450,000)                                                      450,000
====================================================================================================================================
Cash                                                                                                                         5,955
====================================================================================================================================
Receivable for:

                   Securities Sold                                                                                       1,133,153
                   -----------------------------------------------------------------------------------------------------------------
                   Interest                                                                                                 16,115
                   -----------------------------------------------------------------------------------------------------------------
                   Total Other Assets                                                                                     1,605,223
                   -----------------------------------------------------------------------------------------------------------------
Payable for:

                   Securities Purchased                                                                                  3,052,016
                   -----------------------------------------------------------------------------------------------------------------
                   Other                                                                                                     4,670
                   -----------------------------------------------------------------------------------------------------------------
                   Total Liabilities                                                                                     3,056,686
                   -----------------------------------------------------------------------------------------------------------------
                   Total Other Assets, Less Liabilities                                                                  (1,451,463)
====================================================================================================================================
Net Assets 100.00% (equivalent to $10.39 a share on 753,283 shares of beneficial interest)                        $       7,829,903
====================================================================================================================================

*TBA

See Notes to Financial Statements

Statement of Net Assets
Investment Trust - Strategic Core Fixed Income Series May 31, 1999

                                                                                                    Principal
                  Investments                                                                         Amount         Value
------------------------------------------------------------------------------------------------------------------------------------
Investments in Securities       122.50%
------------------------------------------------------------------------------------------------------------------------------------
U. S. Treasury Obligations      21.31%

                  U. S. Treasury Note Inflation Indexed    3 5/8% due 7/15/2002                     $      15,000  $   15,443
                  ------------------------------------------------------------------------------------------------------------------
                  U. S. Treasury Note   6 1/4% due 4/30/2001                                              229,000     232,363
                  ------------------------------------------------------------------------------------------------------------------
                  U. S. Treasury Note 6 5/8% due 5/15/2007                                                 71,000      74,628
                  ------------------------------------------------------------------------------------------------------------------
                  U. S. Treasury Strip due 2/15/2004                                                        3,000       2,300
                  ------------------------------------------------------------------------------------------------------------------
                  U. S. Treasury Strip due 8/15/2020                                                      428,000     116,764
                  ------------------------------------------------------------------------------------------------------------------
                  Total                                                                                               441,498
====================================================================================================================================
U. S. Government Agency Debentures          8.43%

                  Federal National Mortgage Association      5 5/8% due 5/14/2004                         138,000     135,607
                  ------------------------------------------------------------------------------------------------------------------
                  Federal National Mortgage Association      5 1/4% due 1/15/2009                          42,000      39,021
                  ------------------------------------------------------------------------------------------------------------------
                  Total                                                                                               174,628
====================================================================================================================================
Collateralized Mortgage Obligations         7.14%

                  Federal Home Loan Mortgage Corp. 1616 A 5 1/8% due 9/15/2006                             35,307      35,109
                  ------------------------------------------------------------------------------------------------------------------
                  Federal Home Loan Mortgage Corp. 43 PD 6 1/2% due 4/17/2010                              26,138      26,105
                  ------------------------------------------------------------------------------------------------------------------
                  Federal Home Loan Mortgage Corp. 1591 PE 5 1/2% due 11/15/2016                           24,930      24,883
                  ------------------------------------------------------------------------------------------------------------------
                  Federal National Mortgage Corp. 1993-129 D 6.1% due 6/25/2005                            31,126      31,097
                  ------------------------------------------------------------------------------------------------------------------
                  Government National Mortgage Association 1994-7 PD          6 1/2% due 4/16/2011         30,861      30,794
                  ------------------------------------------------------------------------------------------------------------------
                  Total                                                                                               147,988
====================================================================================================================================
Federal Home Loan Mortgage Corp. Pass-Through Securities              12.52%

                    6.5% due 6/16/2029*                                                                   254,000     248,483
                   -----------------------------------------------------------------------------------------------------------------
                    7% due 6/16/2029*                                                                      11,000      11,022
                   -----------------------------------------------------------------------------------------------------------------
                  Total                                                                                               259,505
====================================================================================================================================
Federal National Mortgage Association Residential and Multi-Family Securities             20.78%

                    73697   7.28% due 10/1/2003                                                            28,974      29,807
                    ----------------------------------------------------------------------------------------------------------------
                    73565   7.31% due 7/1/2003                                                             53,665      55,275
                    ----------------------------------------------------------------------------------------------------------------
                    73576    7.285% due 7/1/2003                                                           29,269      30,124
                    ----------------------------------------------------------------------------------------------------------------
                    73637    7.245% due 9/1/2003                                                           28,912      29,739
                    ----------------------------------------------------------------------------------------------------------------
                    73442    7.075% due 5/1/2006                                                           21,172      21,833
                    ----------------------------------------------------------------------------------------------------------------
                    73443   6.87% due 4/1/2006                                                             29,130      29,601
                    ----------------------------------------------------------------------------------------------------------------
                    313543   6.981% due 6/1/2007                                                           83,195      85,103
                    ----------------------------------------------------------------------------------------------------------------
                    375319 6 3/4% due 8/1/2007                                                             19,671      19,868
                    ----------------------------------------------------------------------------------------------------------------
                    380396   6.31% due 6/1/2008                                                            30,000      29,466
                    ----------------------------------------------------------------------------------------------------------------
                    381462   6.045% due 4/1/2009                                                           20,982      20,353
                    ----------------------------------------------------------------------------------------------------------------
                    454285  6% due 2/1/2029                                                                44,830      42,637
                    ----------------------------------------------------------------------------------------------------------------
                    6.5% due 6/21/2014*                                                                    37,000      36,838
                    ----------------------------------------------------------------------------------------------------------------
                  Total                                                                                               430,644
====================================================================================================================================
Government National Mortgage Association Pass-Through Securities               16.04%

                    7% due 6/23/2029                                                                      147,000     147,024
                    ----------------------------------------------------------------------------------------------------------------
                    7.5% due 6/23/2029                                                                    100,000     102,250
                    ----------------------------------------------------------------------------------------------------------------
                    8% due 6/23/2029                                                                       80,000      83,125
                    ----------------------------------------------------------------------------------------------------------------
                  Total                                                                                               332,399
====================================================================================================================================
Asset-Backed and Commercial Mortgage-Backed Securities               30.84%

                  Case Equipment Loan Trust        1996-A A2   5 1/2% due 5/15/2003                        31,629      31,674
                  ------------------------------------------------------------------------------------------------------------------
                  Chevy Chase Auto Receivable Trust       1996-2 A   5.9% due 7/15/2003                    18,408      18,431
                  ------------------------------------------------------------------------------------------------------------------
                  COMM       1999-1 A2    6.455% due 9/15/2008                                             20,000      19,613
                  ------------------------------------------------------------------------------------------------------------------
                  Credit Suisse First Boston    1997-C2 A2     6.52% due 7/17/2007                         30,000      29,634
                  ------------------------------------------------------------------------------------------------------------------
                  DLJCM       1998-CF1 A1B      6.41% due 2/15/2008                                        10,000       9,786
                  ------------------------------------------------------------------------------------------------------------------
                  Equicon Home Equity Loan Trust        1993-1A    5.85% due 11/18/2012                    18,764      18,734
                  ------------------------------------------------------------------------------------------------------------------
                  FULBA 1998-C2 A2         6.56% due 11/18/2008                                            25,000      24,766
                  ------------------------------------------------------------------------------------------------------------------

                                                                                               Principal

                   Investments                                                                  Amount            Value

                   FULB 1997-C2 A3         6.65% due 12/18/2007                             $       30,000   $     29,756
                   -----------------------------------------------------------------------------------------------------------------
                   Ford Credit Auto Owner Trust      1998-A A2 5.6% due 7/15/2000                   11,839         11,843
                   -----------------------------------------------------------------------------------------------------------------
                   GECMS       1993-10 A1    5.85% due 9/25/2023                                    16,005         15,955
                   -----------------------------------------------------------------------------------------------------------------
                   GECMS       1997-3 A11   7 1/2% due 4/25/2027                                    35,000         35,438
                   -----------------------------------------------------------------------------------------------------------------
                   Green Tree Financial     1996-1 A2    5.85% due 3/15/2027                        34,476         34,552
                   -----------------------------------------------------------------------------------------------------------------
                   Harley-Davidson Eaglemark Motor Trust 1998-1 5.81% due 05/15/2002                32,023         32,033
                   -----------------------------------------------------------------------------------------------------------------
                   Honda Auto Receivables Grant       1997-A A    5.85% due 2/15/2003               32,488         32,549
                   -----------------------------------------------------------------------------------------------------------------
                   LBCMT       1998-C4 A1B     6.21% due 10/15/2008                                 40,000         38,563
                   -----------------------------------------------------------------------------------------------------------------
                   Nationsbank Auto Grantor Trust       1995-A A    5.85% due 6/15/2002             44,061         44,240
                   -----------------------------------------------------------------------------------------------------------------
                   Navistar Financial Corp.     1996-A A2    6.35% due 11/15/2002                   29,643         29,870
                   -----------------------------------------------------------------------------------------------------------------
                   Oakwood Mortgage Investors Inc.       1995-A A2    6 1/2% due 9/15/2020          26,524         26,673
                   -----------------------------------------------------------------------------------------------------------------
                   Premier Auto Trust     1996-4 A3    6.2% due 11/6/2000                           39,982         40,032
                   -----------------------------------------------------------------------------------------------------------------
                   Premier Auto Trust     1998-2 A2    5.77% due 1/6/2002                           40,000         40,100
                   -----------------------------------------------------------------------------------------------------------------
                   Prudential Secured Financing      1998-C1 A1B     6.506% due 7/15/2008           25,000         24,609
                   -----------------------------------------------------------------------------------------------------------------
                   Sears Credit Account     1996-1 A AB     6.2% due 2/16/2006                      25,000         25,070
                   -----------------------------------------------------------------------------------------------------------------
                   Western Financial Grant Trust     1995-2 A1    7.1% due 7/1/2000                  5,156          5,167
                   -----------------------------------------------------------------------------------------------------------------
                   Western Financial Owner Trust      1996-D A3     6.05% due 7/20/2001             19,963         19,988
                   -----------------------------------------------------------------------------------------------------------------
                   Total                                                                                          639,076
====================================================================================================================================
Corporate Bonds        4.48%

                   Aurora Foods     9 7/8% due 2/15/2007                                            10,000         10,525
                   -----------------------------------------------------------------------------------------------------------------
                   Century Communications       8 3/8% due 12/15/2007                               10,000         10,250
                   -----------------------------------------------------------------------------------------------------------------
                   Chancellor Media Corp      10 1/2% due 1/15/2007                                 10,000         10,937
                   -----------------------------------------------------------------------------------------------------------------
                   Chattem Inc.    8 7/8% due 4/1/2008                                              10,000         10,000
                   -----------------------------------------------------------------------------------------------------------------
                   Flores & Rucks     9 3/4% due 10/1/2006                                          10,000         10,500
                   -----------------------------------------------------------------------------------------------------------------
                   Harrahs Operating Co., Inc.    7 1/2% due 1/15/2009                              10,000          9,875
                   -----------------------------------------------------------------------------------------------------------------
                   McLeodUSA Inc.       8 1/8% due 2/15/2009**                                      10,000          9,350
                   -----------------------------------------------------------------------------------------------------------------
                   Pierce Leahy Corp.     11 1/8% due 7/15/2006                                     10,000         11,050
                   -----------------------------------------------------------------------------------------------------------------
                   Sinclair Broadcasting Group, Inc.      10% due 9/30/2005                         10,000         10,300
                   -----------------------------------------------------------------------------------------------------------------
                   Total                                                                                           92,787
====================================================================================================================================
Foreign Bonds       0.96%

                   Republic of Chile    6 7/8% due 4/28/2009                                        10,000          9,472
                   -----------------------------------------------------------------------------------------------------------------
                   Republic Of Korea     8 7/8% due 4/15/2008                                       10,000         10,521
                   -----------------------------------------------------------------------------------------------------------------
                   Total                                                                                           19,993
                   -----------------------------------------------------------------------------------------------------------------
                   Total Investments in Securities (Cost $2,580,616)                                            2,538,518
====================================================================================================================================
Other Assets, Less Liabilities       (22.5%)

Short-Term Investments

                   FNMA Discount Note
                   -----------------------------------------------------------------------------------------------------------------
                     4.72% due 6/1/1999 (Cost  $    230,000)                                       230,000        230,000
====================================================================================================================================
Cash                                                                                                                5,275
====================================================================================================================================
Receivable for:

                   Securities Sold                                                                                332,031
                   -----------------------------------------------------------------------------------------------------------------
                   Interest                                                                                        10,551
                   -----------------------------------------------------------------------------------------------------------------
                   Other                                                                                              318
                   -----------------------------------------------------------------------------------------------------------------
                   Total Other Assets                                                                             578,175
====================================================================================================================================
Payable for:

                   Securities Purchased                                                                         1,044,502
                   -----------------------------------------------------------------------------------------------------------------
                   Total Liabilities                                                                            1,044,502
                   -----------------------------------------------------------------------------------------------------------------
                   Total Other Assets, Less Liabilities                                                         (466,327)
====================================================================================================================================
Net Assets 100.00% (equivalent to $9.99 a share on 207,508 shares of beneficial interest)                   $   2,072,191
====================================================================================================================================

 * TBA
** Rule 144 security
See Notes to Financial Statements

Statements of Operations



                                                                                            12/14/98
                                                                                       (Commencement
                                                            Six Months Ended            of Operations)
                                                                May 31, 1999                to 5/31/99
                                                                  Core Fixed           Strategic Core
Investment Income                                              Income Series      Fixed Income Series
------------------------------------------------------------------------------------------------------
Income            Interest                                  $       210,251          $       $56,129
------------------------------------------------------------------------------------------------------
Expenses          Management fee                                     18,922                    5,194

                  Management fee waived                            (18,922)                  (5,194)
                  ------------------------------------------------------------------------------------
                  Shareholder servicing                                 800                      100
                  ------------------------------------------------------------------------------------
                  Professional                                        5,000                    3,000
                  ------------------------------------------------------------------------------------
                  Other                                               1,000                      500
                  ------------------------------------------------------------------------------------
                  Expenses assumed by Lord Abbett                   (6,800)                  (3,600)
                  ------------------------------------------------------------------------------------
                  Net expenses                                           -                        -
                  ------------------------------------------------------------------------------------
                  Net investment income                             210,251                   56,129
                  ------------------------------------------------------------------------------------
Realized and Unrealized Loss on Investments
======================================================================================================
Net realized loss from investment transactions                     (23,634)                 (16,969)
======================================================================================================
Net change in unrealized depreciation of investments              (226,459)                 (42,098)
======================================================================================================
Net realized and unrealized loss on investments                   (250,093)                 (59,067)
======================================================================================================
Net decrease in Net Assets Resulting from Operations       $       (39,842)          $       (2,938)
======================================================================================================

See Notes to Financial Statements.

Statements of Changes in Net Assets

                                                                                                 12/10/97                 12/14/98
                                                                                           (Commencement            (Commencement
                                                                    Six Months Ended         of Operations)           of Operations)
                                                                          May 31, 1999          to 11/30/98               to 5/31/99
                                                                            Core Fixed          Core Fixed            Strategic Core
Increase (Decrease) in Net Assets                                        Income Series        Income Series      Fixed Income Series
------------------------------------------------------------------------------------------------------------------------------------
Operations      Net investment income                                        $   210,251        $     264,058        $      56,129
                --------------------------------------------------------------------------------------------------------------------
                Net realized loss from investment transactions                  (23,634)               79,846             (16,969)
                --------------------------------------------------------------------------------------------------------------------
                Net change in unrealized depreciation
                of investments                                                 (226,459)               65,352             (42,098)
                --------------------------------------------------------------------------------------------------------------------
                Net increase (decrease) in net assets
                resulting from operations                                       (39,842)              409,256              (2,938)
====================================================================================================================================
Dividends and distributions to shareholders from:

                Net investment income                                          (277,388)                   -                    -
                --------------------------------------------------------------------------------------------------------------------
                Net realized gain from investment transactions                  (81,187)                   -                    -
                --------------------------------------------------------------------------------------------------------------------
                Total                                                          (358,575)                   -                    -
====================================================================================================================================
Capital share transactions:

                Net proceeds from sales of 302,772, 427,854
                and 207,508 shares, respectively                               3,299,607            4,284,885            2,075,129
                --------------------------------------------------------------------------------------------------------------------
                Net asset value of 34,511, 0 and 0 shares issued in
                reinvestment of dividends and distributions, respectively        358,572                   -                    -
                --------------------------------------------------------------------------------------------------------------------
                Total                                                          3,658,179            4,284,885            2,075,129
                ====================================================================================================================
                Cost of 11,854, 0 and 0 shares reacquired, respectively        (124,000)                   -                    -

                Increase in net assets derived from capital share transactions 3,534,179            4,284,885            2,075,129
====================================================================================================================================
Increase in net assets                                                         3,135,762            4,694,141            2,072,191
====================================================================================================================================
Net Assets

                Beginning of period                                            4,694,141                   -                    -
                --------------------------------------------------------------------------------------------------------------------
                End of period+                                              $  7,829,903        $   4,694,141        $   2,072,191
====================================================================================================================================
+    Including  undistributed  net investment income of $196,921 and $56,129 for
     Core  Fixed  Income  Series  and  Strategic   Core  Fixed  Income   Series,
     respectively,  as of May 31, 1999 and  $264,058  for the Core Fixed  Income
     Series as of November 30, 1998.

See Notes to Financial Statements.

Financial Highlights
Investment Trust - Core Fixed Income Series

                                                                                                 Class Y Shares
                                                                            ------------------------------------
                                                                            Six Months Ended           12/10/97*
Per Share Operating Performance                                                 May 31, 1999         to 11/30/98
-----------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                         $       10.97      $       10.00

                  Income from investment operations
                  -----------------------------------------------------------------------------------------------
                  Net investment income                                               0.29               0.62
                  -----------------------------------------------------------------------------------------------
                  Net realized and unrealized gain (loss) on investments            (0.34)               0.35
                  -----------------------------------------------------------------------------------------------
                  Total from investment operations                                  (0.05)               0.97
                  -----------------------------------------------------------------------------------------------
                  Distributions from:
                  -----------------------------------------------------------------------------------------------
                  Net investment income                                             (0.41)                 -
                  -----------------------------------------------------------------------------------------------
                  Net realized gain on investments                                  (0.12)                 -
                  -----------------------------------------------------------------------------------------------
                  Total distributions                                               (0.53)                 -
-----------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                               $       10.39      $       10.97
-----------------------------------------------------------------------------------------------------------------
Total Return(a)(b)                                                                  -0.46%              9.70%
-----------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets(b):

                  Expenses including waiver                                          0.00%              0.00%
                  -----------------------------------------------------------------------------------------------
                  Expenses excluding waiver                                          0.34%              0.75%
                  -----------------------------------------------------------------------------------------------
                  Net investment income                                              2.77%              5.98%
=================================================================================================================
Supplemental Data:

                  Net assets, end of period (000)                            $       7,830      $       4,694
                  -----------------------------------------------------------------------------------------------
                  Portfolio turnover rate                                          181.85%            411.03%
=================================================================================================================

 * Commencement of operations.
(a) Total return assumes the reinvestment of all distributions.
(b) Not annualized.
See Notes to Financial Statements.

Financial Highlights
Investment Trust - Strategic Core Fixed Income Series

                                                                           Class Y Shares
                                                                           --------------
                                                                                12/14/98*
Per Share Operating Performance                                                 to 5/31/99
------------------------------------------------------------------------------------------
Net asset value, beginning of period                                           $   10.00

                  Income from investment operations
                  ------------------------------------------------------------------------
                  Net investment income                                             0.27
                  ------------------------------------------------------------------------
                  Net realized and unrealized loss on investments                 (0.28)
                  ------------------------------------------------------------------------
                  Total from investment operations                                (0.01)
------------------------------------------------------------------------------------------
Net asset value, end of period                                                 $    9.99
------------------------------------------------------------------------------------------
Total Return(a)(b)                                                                -0.10%
------------------------------------------------------------------------------------------
Ratios to Average Net Assets(b):

                  Expenses including waiver                                        0.00%
                  ------------------------------------------------------------------------
                  Expenses excluding waiver                                        0.42%
                  ------------------------------------------------------------------------
                  Net investment income                                            2.69%

Supplemental Data:
------------------------------------------------------------------------------------------
                  Net assets, end of period (000)                              $   2,072
                  ------------------------------------------------------------------------
                  Portfolio turnover rate                                        188.64%
------------------------------------------------------------------------------------------

 * Commencement of operations.
(a) Total return assumes the reinvestment of all distributions.
(b) Not annualized.
See Notes to Financial Statements.

Notes to Financial Statements

1. Significant Accounting Policies

Lord Abbett Investment Trust (the "Trust") is an open-end management investment company organized as a Delaware business trust on August 16, 1993. The Trust consists of six separate portfolios. This report covers two of the portfolios (" Series") - Core Fixed Income Series (formerly Core Series) and Strategic Core Fixed Income Series. Each Series is diversified as defined under the Investment Company Act of 1940. The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the Series:

(a) Securities are valued as follows: Portfolio securities listed or admitted to trading privileges on any securities exchange are valued at the last sales price on the exchange on which such securities are traded as of the close of business on the day the securities are being valued, or, lacking any sales, at the latest price on the basis of current quotations from dealers (as in the case of bonds), from valuations furnished by an independent pricing service or, in their absence, fair value as determined under procedures approved by the Board of Trustees. Securities traded only in the over-the-counter market are valued at the mean between the bid and asked prices, except that securities admitted to trading on the NASDAQ National Market System are valued at the last sales price if it is determined that such price more accurately reflects the value of such securities. Short-term securities maturing in 60 days or less are valued at amortized cost which approximates market value.

(b) It is the policy of the Trust to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income. Therefore, no federal income tax provision is required.

(c) Security transactions are accounted for on the date that the securities are purchased or sold (trade date). Realized gains and losses from investment transactions are determined on the identified cost basis. Distributions to shareholders are recorded on the ex-dividend date. Interest income is accrued on a daily basis.

2. Management Fee and Other Transactions with Affiliates

The Trust has a management agreement with Lord, Abbett & Co. (" Lord Abbett") pursuant to which Lord Abbett provides the Trust with investment management services and executive and other personnel, pays the remuneration of officers, provides office space and pays for ordinary and necessary office and clerical expenses relating to research, statistical work and the supervision of the Trust's investment portfolios. The management fee is based on average daily net assets of each Series for each month at the annual rate of .50 of 1%. Lord Abbett waived its management fee for the six months ended May 31, 1999. A portion of the outstanding capital shares of Core Fixed Income Series and all of the outstanding capital shares of Strategic Core Fixed Income Series are held by Lord Abbett and partners and employees of Lord Abbett.

3. Distributions

Distributions from net investment income and net realized gain from investment transactions are declared annually. At May 31, 1999, the accumulated undistributed net realized loss for financial reporting purposes aggregated $24,975 and $16,969 for Core Fixed Income Series and Strategic Core Fixed Income Series, respectively. Income and capital gains distributions are determined in accordance with income tax regulations which may differ from methods used to determine the corresponding income and capital gain amounts in accordance with generally accepted accounting principles.

4. Capital

At May 31, 1999, paid in capital aggregated $7,819,064 and $2,075,129 for Core Fixed Income Series and Strategic Core Fixed Income Series, respectively.

5. Purchases and Sales of Securities

Purchases and sales of investment securities (other than short-term investments) were as follows:

Series                               Purchases               Sales
--------------------------------------------------------------------------------
Core Fixed Income Series            $20,663,045         $16,911,270
--------------------------------------------------------------------------------
Strategic Core Fixed
  Income Series                       7,689,203           4,995,505
--------------------------------------------------------------------------------

As of May 31, 1999, net unrealized depreciation, unrealized appreciation and unrealized depreciation for federal income tax purposes were as follows:

                   Net Unrealized      Unrealized      Unrealized
Series               Depreciation    Appreciation     Depreciation
--------------------------------------------------------------------------------
Core Fixed
  Income Series          $  161,107       $   4,248      $  165,355
--------------------------------------------------------------------------------
Strategic Core
  Fixed Income Series        42,098           2,052          44,150

The cost of investments for federal income tax purposes is substantially the same as that used for financial reporting purposes.


Copyright (C) 1999 by Lord Abbett Investment Trust - Core Fixed Income Series and Strategic Core Fixed Income Series
767 Fifth Avenue, New York, NY 10153-0203

This publication, when not used for the general information of shareholders of Lord Abbett Investment Trust - Core Fixed Income Series and Strategic Core Fixed Income Series, is to be distributed only if preceded or accompanied by a current prospectus which includes information concerning the Series' investment objective and policies, sales charges and other matters. There is no guarantee that the forecasts contained within this publication will come to pass.

All rights reserved. Printed in the U. S. A.